Senior Convertible Notes - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended		10 Months Ended	12 Months Ended
	Aug. 14, 2019	Jul. 31, 2019	May 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Senior Convertible Note [Line Items]
Proceeds from closure of private placement				$ 27,764	$ 90,373
Issue of convertible notes				$ 3,232		$ 24,531
Convertible debt converted into shares	$ 6,900
Conversion of debt conversion price	$ 13.84
Percentage of debt converted into shares	80.00%
Directors and Officers
Senior Convertible Note [Line Items]
Issue of convertible notes						$ 7,000
8% Senior Unsecured Convertible Notes
Senior Convertible Note [Line Items]
Interest rate		8.00%	8.00%
Proceeds from closure of private placement			$ 92,600
Issue of convertible notes		$ 600			$ 93,192
8% Senior Unsecured Convertible Notes | Directors and Officers
Senior Convertible Note [Line Items]
Issue of convertible notes		$ 100
8% Senior Convertible Notes
Senior Convertible Note [Line Items]
Interest rate	8.00%